UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-02631

                             Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Robert Amweg

Chestnut Street Exchange Fund

301 Bellevue Parkway

                                    Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 558-1750

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

David R. Wilmerding, Jr.

Chairman

July 20, 2016

Fellow Partner:

Our Fund earned $5.34 per share of net investment for shares outstanding in the six month period ended June 30, 2016, compared to $5.26 per share earned in the same period of 2015. Dividend income in the first half of 2016 was increased by $9,879 from the same period of 2015. Expenses increased in the first half of 2016.

After providing for the June 30, 2016 distribution, the net asset value per partnership share at June 30, 2016 was $546.08. The net asset value on March 31, 2016, the date of our last report, was $535.39.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

Portfolio Review

Summary

The U.S. equity market endured one of the more volatile first halves in recent years. The opening weeks of 2016 saw a double-digit decline as a familiar medley of macro concerns sparked fears of a global recession. Anxiety began to wane in February, and stocks proceeded to stage a powerful rally through the end of May, fueled by a rebound in oil prices and easing of global growth concerns. Volatility returned in June as an unexpectedly weak jobs report raised concerns about U.S. growth and, most significantly, U.K. voters elected to leave the European Union (‘Brexit’) in a surprising outcome that was at odds with polling data heading into the referendum. Equities sold off immediately following the Brexit decision, then recouped some of the losses in the final days of the reporting period.

By the numbers, the Portfolio’s benchmark, the S&P 500® Index, gained 3.84% for the six months. Telecommunication services and utilities were the top performers as the sectors were key beneficiaries of the flight to ‘defensive’ assets during the volatile first half. Their performance was further buoyed by investors’ desperate search for yield in the lower for longer interest rate environment. Energy was a relative leader in the period as well. Meanwhile, financials and information technology finished at the bottom.

Performance Attribution

The portfolio outperformed its benchmark index, the S&P 500® Index, for the six-month period ending 30 June 2016 (net of fees). In sector terms, the largest contributor to performance was health care, with pharmaceuticals and biotechnology having the most positive impact. Industrials and materials were an additional source of strength. Exposure to road & rail and an absence to airlines drove gains in industrials, while chemical holdings led in materials. The largest individual contributors were positions in Johnson & Johnson, Exxon Mobil Corporation and Comcast Corporation.

Conversely, the main detractor from performance was financials, most notably holdings within the bank and diversified financial services industries. An underweight to utilities and telecommunication services also detracted. The sectors significantly outperformed amid the broad flight to safety in the period, with investors’ desperate search for yield in the lower for longer interest rate environment lending additional support. The largest individual detractor was Wells Fargo & Company, followed by positions in Walt Disney Company and American Express Company.

Outlook

We maintain our constructive outlook for U.S. stocks, against a backdrop of forecasted slow but durable economic growth and a likely recovery in earnings growth. Though the Brexit decision has elevated risk levels and increased fears around global growth, we believe any direct impact to the U.S. is likely to be minimal. Moreover, we believe that U.S. stocks could be the beneficiary of investment slows due to stronger growth prospects and increased earnings quality of U.S. companies.

As a result of market movement during the six-month period, the Fund’s overall weightings slightly shifted, most notably the portfolio’s exposure to energy increased, while exposure to financials and consumer

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review (concluded)

staples decreased. The Fund remains well diversified, with the largest overweight relative to the S&P 500® Index in industrials, materials and financials and the largest underweight relative to the benchmark in information technology, followed by utilities.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2016

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2016

	Average Annual Total Returns
	6 Months	1 Year	5 Year	10 Year	Since Inception
Chestnut Street Exchange Fund	4.03%	2.06%	10.86%	6.98%	10.90	%(1)(2)
S&P 500® Index(3)	3.84%	3.99%	12.10%	7.43%	10.06	%(4)

(1)	Inception December 29, 1976.
(2)	Cumulative since inception total return was 5,855.33% for the Chestnut Street Fund for the period December 29, 1976 to June 30, 2016.
(3)	Inception December 31, 1986.
(4)	Cumulative since inception return was 1,590.53% for the S&P 500® Index for the period December 31, 1986 to June 30, 2016.

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2016 through June 30, 2016, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Six Months Ending June 30, 2016*
Actual	$1,000.00	$1,040.30	$2.84
Hypothetical † (5% return before expenses)	$1,000.00	$1,022.08	$2.82

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 4.03% for the six-month period ending June 30, 2016.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2016

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCKS:
Financial	18.5	$37,751,582
Consumer Cyclicals	15.9	32,347,115
Health Care	15.1	30,845,683
Technology	9.9	20,231,294
Energy	8.5	17,207,273
Capital Equipment	7.6	15,388,073
Staples	6.3	12,849,967
Basics	6.0	12,194,573
Transportation	4.3	8,760,075
Retail	2.2	4,401,328
Utilities	2.1	4,323,915
Other Assets in Excess of Liabilities	3.6	7,262,885

Net Assets	100.0%	$203,563,763

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS—96.4%
BASICS—6.0%
Air Products & Chemicals, Inc.	62,114	$8,822,673
Cabot Corp.	73,848	3,371,900

		12,194,573

CAPITAL EQUIPMENT—7.6%
Emerson Electric Co.	106,453	5,552,588
General Electric Co.	312,436	9,835,485

		15,388,073

CONSUMER CYCLICALS—15.9%
3M Co.	23,636	4,139,136
CBS Corp.,—Class B	51,548	2,806,273
Comcast Corp.,—Class A	128,494	8,376,524
Procter & Gamble Co.	73,071	6,186,922
Walt Disney Co. (The)	110,798	10,838,260

		32,347,115

ENERGY—8.5%
Exxon Mobil Corp.	100,626	9,432,681
Schlumberger, Ltd.	98,313	7,774,592

		17,207,273

FINANCIAL—18.5%
American Express Co.	84,503	5,134,402
Ameriprise Financial, Inc.	19,150	1,720,628
Bank of America Corp.	48,170	639,216
Blackhawk Network Holdings, Inc.—Class B*	6,280	210,318
JPMorgan Chase & Co.	120,418	7,482,775
Moody’s Corp.	70,949	6,648,631
Wells Fargo & Co.	336,269	15,915,612

		37,751,582

HEALTH CARE—15.1%
Abbott Laboratories	112,356	4,416,714
AbbVie, Inc.	112,356	6,955,958
Johnson & Johnson	86,533	10,496,453
Merck & Co., Inc.	129,418	7,455,771
Shire PLC ADR	8,262	1,520,787

		30,845,683

	Shares	Value
RETAIL—2.2%
Home Depot, Inc.	20,117	$2,568,740
Kohl’s Corp.	13,002	493,036
Safeway Casa Ley CVR*†	38,225	—
Safeway PDC CVR*†	38,225	—
Wal-Mart Stores, Inc.	18,345	1,339,552

		4,401,328

STAPLES—6.3%
Altria Group, Inc.	15,436	1,064,467
Coca-Cola Co. (The)	109,332	4,956,020
Hanesbrands, Inc.	19,408	487,723
Kraft Heinz Co. (The)	3,607	319,147
Mondelez International, Inc.,—Class A	10,720	487,867
PepsiCo, Inc.	37,423	3,964,593
Philip Morris International, Inc.	15,436	1,570,150

		12,849,967

TECHNOLOGY—9.9%
Apple, Inc.	16,404	1,568,222
Check Point Software Technologies Ltd.*	45,003	3,585,839
Cisco Systems, Inc.	28,068	805,271
Intel Corp.	287,570	9,432,296
Microsoft Corp.	43,766	2,239,506
Oracle Corp.	63,527	2,600,160

		20,231,294

TRANSPORTATION—4.3%
Union Pacific Corp.	100,402	8,760,075

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016

(Unaudited)

	Shares	Value
UTILITIES—2.1%
Verizon Communications, Inc.	77,434	$4,323,915

Total Common Stocks (Cost: $28,909,812)		196,300,878
TOTAL INVESTMENTS IN SECURITIES
(Cost: $28,909,812)	96.4%	$196,300,878
Other assets in excess of liabilities	3.6%	7,262,885

NET ASSETS	100.0%	$203,563,763

*	Non-Income Producing

†	Security has been valued at fair value. This security has been deemed illiquid.

Abbreviations:
ADR	American Depositary Receipt.
CVR	Contingent Value Rights

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2016

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2016, in valuing the Fund’s investments carried at value:

	Total Value at 6/30/16	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$196,300,878	$196,300,878	$—	$0

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value (cost $28,909,812)	$196,300,878
Cash	7,903,245
Dividends receivable	348,754
Prepaid expenses	1,285

Total assets	204,554,162

Liabilities
Payables for:
Distributions	830,654
Advisory fees	43,691
Investment securities purchased	80,719
Administration and accounting fees	14,588
Custodian fees	3,887
Transfer agent fees	8,046
Accrued expenses and other liabilities	8,814

Total liabilities	990,399

Net Assets	$203,563,763

Net Assets consisted of:
Other capital — paid-in or reinvested	32,802,264
Undistributed net investment income	127,554
Accumulated net realized gain on securities	3,242,879
Net unrealized appreciation on investments	167,391,066

Net Assets (Applicable to 372,774 partnership shares outstanding)	$203,563,763

Net Asset Value offering and redemption price per share ($203,563,763 / 372,774 shares)	$546.08

Net assets applicable to shares owned by:
Limited partners (372,681 shares)	$203,513,153
Managing general partners (93 shares)*	50,610

Total net assets (372,774 shares)	$203,563,763

*	Net asset value per share may not recompute due to rounding.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2016 (Unaudited)

Investment income
Dividends		$2,570,485

Expenses
		278,407
Administration and accounting fees (Note C)		87,175
Legal fees (Note C)		89,009
Managing general partners’ compensation, officer’s salary and expenses (Note C)		41,874
Transfer agent fees		21,183
Custodian fees		14,812
Printing		14,293
Insurance		12,698
Audit fees		10,194
Miscellaneous		4,714

Total expenses		574,359

Advisory fees waived		(17,907)

Total expense, net		556,452

Net investment income		2,014,033

Net realized and unrealized gain/(loss) on investments
Realized gain on sale of investment securities		4,826,244
Excess of market value over book value of securities distributed upon redemption of partnership shares		5,003,772
Unrealized appreciation on investments
Beginning of period	$171,194,357
End of period	167,391,066

Net change in unrealized appreciation		(3,803,291)

Net realized and unrealized gain/(loss) on investments		6,026,725

Net increase in net assets resulting from operations		$8,040,758

Statements of Changes in Net Assets

June 30, 2016 (Unaudited)

	Six Months Ended June 30, 2016 (Unaudited)	2015
Increase /(decrease) in net assets Operations:
Net investment income	$2,014,033	$4,030,862
Net realized gain on investment securities for federal income tax purposes net gain/(loss) is $4,826,244 and $779,478	4,826,244	779,478
Excess of market value over book value of securities distributed upon redemption of partnership shares	5,003,772	1,957,525
Net change in unrealized appreciation on investments	(3,803,291)	(14,006,262)

Net increase in net assets resulting from operations	8,040,758	(7,238,397)

Distributions to partners from:
Net investment income	(1,885,945)	(4,032,073)

Capital share transactions:
Net asset value of 327* and 633 shares issued in lieu of cash distributions	177,028	335,603
Cost of 9,442, and 3,658 shares repurchased	(5,096,748)	(1,996,593)

Decrease in net assets from capital share transactions	(4,919,720)	(1,660,990)

Total increase/(decrease) in net assets	1,235,093	(12,931,460)
Net assets:
Beginning of year	202,328,670	215,260,130

End of period**	$203,563,763	$202,328,670

*	Included 327 Limited partners shares and 0 Managing General Partners share.

**	Includes undistributed net investment income of $127,554 and distribution in excess of net investment income of ($534), respectively.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Year)

	Six Months Ended June 30, 2016	Years Ended December 31,
		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$529.81	$559.24	$503.19	$389.89	$348.17	$344.85

Income From Investment Operations:
Net investment income	5.34	10.52	10.05	9.22	9.42	6.85
Net gain (loss) on securities (both realized and unrealized)	15.93	(29.43)	56.04	113.31	41.72	3.32

Total from investment operations	21.27	(18.91)	66.09	122.53	51.14	10.17

Less Distributions:
From net investment income	(5.00)	(10.52)	(10.04)	(9.23)	(9.42)	(6.85)

Net Asset Value, End of Period	$546.08	$529.81	$559.24	$503.19	$389.89	$348.17

Total Return	4.03%	(3.42)%	13.19%	31.59%	14.75%	2.99%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$203,564	$202,329	$215,260	$197,924	$182,628	$176,553
Ratios to average net assets:
Expenses
Including waivers, if any	0.56%	0.54%	0.52%	0.52%	0.53%	0.50%
Excluding waivers, if any	0.58%	0.56%	0.53%	0.52%	0.53%	0.50%
Net investment income	2.03%	1.93%	1.89%	1.95%	2.44%	1.92%
Portfolio Turnover Rate	0.81%	0.02%	—%	—%	—%	—%

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. If the Fund pays the tax on long-term capital gains, on the last day of the year the tax is paid, the partners are entitled to a proportionate credit for the tax payment and the tax basis of their shares is increased by the amount of undistributed gains less the tax paid by the Fund. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders. At December 31, 2015, the Fund had a capital loss carryforward of $1,583,365, which expires December 31, 2016. Therefore, no provision for federal income taxes is recorded in the financial statements.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be used to offset future capital gains realized prior to losses incurred in the years preceding enactment.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2012—2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$27,320,986

Gross unrealized appreciation	169,225,734
Gross unrealized depreciation	(245,842)

Net unrealized appreciation	$168,979,892

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 as amended November 1, 2014 (“Advisory Agreement”). All BlackRock entities named are subsidiaries of BlackRock, Inc.

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.32% of the first $100,000,000 of the Fund’s net assets, plus 0.24% of the next $100,000,000 of the Fund’s net assets, plus 0.26% of the Fund’s net assets exceeding $200,000,000, which is reduced by an annual charge of $36,000 that is charged ratably against monthly payments. For the six months ended June 30, 2016, this fee reduction equaled $17,907.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s administrator and accounting agent and transfer and dividend disbursing agent.

BNY Mellon Investment Servicing Trust Company serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2016, payments to or for the Managing General Partners amounted to $41,874.

Legal fees amounting to $89,009 for the six months ended June 30, 2016 were paid to Drinker Biddle & Reath LLP.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $1,596,215 and $5,135,490, respectively, for the six months ended June 30, 2016.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

The tax character of distributions paid during 2015 and 2014 were as follows:

	2015	2014
Ordinary income	$4,488,317	$4,309,473
Investment expense	(456,244)	(429,373)

Distributed to partners	$4,032,073	$3,880,100

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2016, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash was as follows:

	Value of the Redemptions		Net Realized Gain Included In Redemptions	Fund Shares Redeemed
Portfolio Securities	$5,096,324	*	$5,003,772	9,441
Cash	424		—	1

	$5,096,748		$5,003,772	9,442

*	Includes $547.01 in cash redeemed.

Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$(534)
Capital loss carryover	(1,583,365)
Other timing differences	(1,809,761)
Net unrealized appreciation of investments	173,004,118

$169,610,458

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 852-4750 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

ADMINISTRATOR

AND

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

P.O. Box 8950

Wilmington, Delaware 19899

(800) 852-4750

Semi Annual Report

June 30, 2016

(Unaudited)

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, President & Chief Compliance Officer
(principal executive officer)

Date	8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, President & Chief Compliance Officer
(principal executive officer)

Date	8/23/2016

By (Signature and Title)*	/s/ John Boyle
John Boyle, Chief Financial Officer
(principal financial officer)

Date	8/23/2016

* Print the name and title of each signing officer under his or her signature.